UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22497

Strategy Shares

(Exact name of registrant as specified in charter)

36 North New York Avenue, Huntington, NY	11743
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(855) 477-3837

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2024

Item 1. Reports to Stockholders.

(a)

Fund Overview

This Semi-Annual shareholder report contains important information about Day Hagan/Ned Davis Research Smart Sector ETF (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.dhfunds.com/literature. You can also request this information by contacting us at 1-800-594-7930.

Day Hagan/Ned Davis Research Smart Sector ETF

Semi-Annual Shareholder Report October 31, 2024

SSUS︳NYSE Arca

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference+
Day Hagan/Ned Davis Research Smart Sector ETF (SSUS)	$36	0.68%

+   Annualized for periods less than one year

Fund Statistics

Net Assets	$596,788,925
Number of Portfolio Holdings	13
Portfolio Turnover Rate	33%

What did the Fund invest in?

Top 10 Holdings*

(% of Net Assets)

Security	Percent of Total Investments
Utilities Select Sector SPDR Fund ETF	2.8%
Energy Select Sector SPDR Fund ETF	3.6%
Invesco S&P 500 Equal Weight ETF	5.2%
Consumer Staples Select Sector SPDR Fund ETF	5.4%
Communication Services Select Sector SPDR Fund ETF	6.2%
Industrial Select Sector SPDR Fund ETF	8.4%
Health Care Select Sector SPDR Fund ETF	10.5%
Financial Select Sector SPDR Fund ETF	11.8%
Consumer Discretionary Select Sector SPDR Fund ETF	12.2%
Technology Select Sector SPDR Fund ETF	29.2%

Asset Allocation

(% of Net Assets)

Value	Value
Exchange-Traded Funds	99.6%
Other Assets less Liabilities	0.4%

*  Percentages are of the net assets of the Fund and may not equal 100%. Please utilize the link below to refer to the Fund's Schedule of Portfolio Investments for a complete list of securities.

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

Additional information about the Fund including the Financial Statements, Prospectus, and Statement of Additional Information is available on the Fund's website, www.dhfunds.com/literature, or upon request, by calling 1-800-594-7930.

Day Hagan/Ned Davis Research Smart Sector ETF

Semi-Annual Shareholder Report October 31, 2024

Fund Overview

This Semi-Annual shareholder report contains important information about Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.dhfunds.com/literature. You can also request this information by contacting us at 1-800-594-7930.

Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF

Semi-Annual Shareholder Report October 31, 2024

SSFI︳NYSE Arca

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference+
Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF (SSFI)	$35	0.68%

+   Annualized for periods less than one year

Fund Statistics

Net Assets	$39,484,552
Number of Portfolio Holdings	7
Portfolio Turnover Rate	74%

What did the Fund invest in?

Top 10 Holdings*

(% of Net Assets)

Security	Percent of Total Investments
SPDR Portfolio High Yield Bond ETF	0.1%
Vanguard Total International Bond ETF	6.1%
SPDR Portfolio Long Term Treasury ETF	9.4%
SPDR Portfolio Short Term Treasury ETF	14.4%
SPDR Portfolio Intermediate Term Treasury ETF	22.1%
SPDR Portfolio Corporate Bond ETF	22.1%
SPDR Portfolio Mortgage Backed Bond ETF	24.6%

Asset Allocation

(% of Net Assets)

Value	Value
Exchange-Traded Funds	98.8%
Other Assets less Liabilities	1.2%

*  Percentages are of the net assets of the Fund and may not equal 100%. Please utilize the link below to refer to the Fund's Schedule of Portfolio Investments for a complete list of securities.

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

Additional information about the Fund including the Financial Statements, Prospectus, and Statement of Additional Information is available on the Fund's website, www.dhfunds.com/literature, or upon request, by calling 1-800-594-7930.

Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF

Semi-Annual Shareholder Report October 31, 2024

Fund Overview

This Semi-Annual shareholder report contains important information about Day Hagan/Ned Davis Research Smart Sector International ETF (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.dhfunds.com/literature. You can also request this information by contacting us at 1-800-594-7930.

Day Hagan/Ned Davis Research Smart Sector International ETF

Semi-Annual Shareholder Report October 31, 2024

SSXU︳NYSE Arca

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference+
Day Hagan/Ned Davis Research Smart Sector International ETF (SSXU)	$35	0.68%

+   Annualized for periods less than one year

Fund Statistics

Net Assets	$35,967,503
Number of Portfolio Holdings	13
Portfolio Turnover Rate	170%

What did the Fund invest in?

Top 10 Holdings*

(% of Net Assets)

Security	Percent of Total Investments
Franklin FTSE India ETF	6.3%
iShares MSCI New Zealand ETF	6.4%
iShares MSCI Italy ETF	6.6%
iShares MSCI Taiwan ETF	6.8%
iShares MSCI Australia ETF	7.0%
iShares MSCI France ETF	7.1%
Franklin FTSE Japan ETF	8.7%
iShares MSCI United Kingdom ETF	8.9%
iShares MSCI China ETF	10.1%
iShares MSCI Canada ETF	16.1%

Asset Allocation

(% of Net Assets)

Value	Value
Exchange-Traded Funds	99.8%
Other Assets less Liabilities	0.2%

*  Percentages are of the net assets of the Fund and may not equal 100%. Please utilize the link below to refer to the Fund's Schedule of Portfolio Investments for a complete list of securities.

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

Additional information about the Fund including the Financial Statements, Prospectus, and Statement of Additional Information is available on the Fund's website, www.dhfunds.com/literature, or upon request, by calling 1-800-594-7930.

Day Hagan/Ned Davis Research Smart Sector International ETF

Semi-Annual Shareholder Report October 31, 2024

Fund Overview

This Semi-Annual shareholder report contains important information about Eventide High Dividend ETF (the "Fund") for the period of September 30, 2024 (commencement of operations) to October 31, 2024. You can find additional information about the Fund at www.eventideETFs.com. You can also request this information by contacting us at 1-877-771-3836.

Eventide High Dividend ETF

Semi-Annual Shareholder Report October 31, 2024

ELCV︳NYSE Arca

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investmentFootnote Reference+	Costs paid as a percentage of a $10,000 investmentFootnote Reference++
Eventide High Dividend ETF (ELCV)	$4	0.43%

+ The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

++ Annualized for periods less than one year

Fund Statistics

Net Assets	$10,706,919
Number of Portfolio Holdings	43
Portfolio Turnover Rate	2%

What did the Fund invest in?

Top 10 Holdings*

(% of Net Assets)

Security	Percent of Total Investments
Trane Technologies plc	3.0%
Diamondback Energy, Inc.	3.1%
Iron Mountain, Inc.	3.2%
ONEOK, Inc.	3.3%
Huntington Bancshares, Inc.	3.5%
Public Service Enterprise Group, Inc.	4.1%
Southern Co. (The)	4.6%
Pembina Pipeline Corp.	5.1%
Enbridge, Inc.	5.9%
The Williams Cos., Inc.	6.8%

Asset Allocation

(% of Net Assets)

Value	Value
Common Stocks	99.0%
Other Assets less Liabilities	1.0%

*  Percentages are of the net assets of the Fund and may not equal 100%. Please utilize the link below to refer to the Fund's Schedule of Portfolio Investments for a complete list of securities.

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

Additional information about the Fund including the Financial Statements, Prospectus, and Statement of Additional Information is available on the Fund's website, www.eventideETFs.com, or upon request, by calling 1-877-771-3836.

Eventide High Dividend ETF

Semi-Annual Shareholder Report October 31, 2024

Fund Overview

This Semi-Annual shareholder report contains important information about Strategy Shares Gold-Hedged Bond ETF (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://strategysharesetfs.com/goly/. You can also request this information by contacting us at 1-855-477-3837.

Strategy Shares Gold-Hedged Bond ETF

Semi-Annual Shareholder Report October 31, 2024

GOLY︳Cboe BZX Exchange

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference+
Strategy Shares Gold-Hedged Bond ETF (GOLY)	$44	0.79%

+   Annualized for periods less than one year

Fund Statistics

Net Assets	$10,950,083
Number of Portfolio Holdings	36
Portfolio Turnover Rate	13%

What did the Fund invest in?

Top 10 Holdings* **

(% of Net Assets)

Security	Percent of Total Investments
MetLife, Inc.	2.9%
Goldman Sachs Group, Inc. (The)	3.0%
Boeing Co. (The)	3.1%
JPMorgan Chase & Co.	3.3%
Equinix, Inc.	3.4%
Walt Disney Co. (The)	3.5%
Citigroup, Inc.	3.5%
Wells Fargo & Co.	3.5%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.	3.6%
Verizon Communications, Inc.	3.6%

Asset Allocation**

(% of Net Assets)

Value	Value
Corporate Bonds	83.6%
Yankee Dollars	5.6%
Other Assets less Liabilities	10.8%

*  Percentages are of the net assets of the Fund and may not equal 100%. Please utilize the link below to refer to the Fund's Schedule of Portfolio Investments for a complete list of securities.

**  Percentages exclude derivative securities.

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

Additional information about the Fund including the Financial Statements, Prospectus, and Statement of Additional Information is available on the Fund's website, www.strategysharesetfs.com/goly/, or upon request, by calling 1-855-477-3837.

Strategy Shares Gold-Hedged Bond ETF

Semi-Annual Shareholder Report October 31, 2024

Fund Overview

This Semi-Annual shareholder report contains important information about Strategy Shares Nasdaq 7HANDL Index ETF (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://strategysharesetfs.com/hndl/. You can also request this information by contacting us at 1-855-477-3837.

Strategy Shares Nasdaq 7HANDL™ Index ETF

Semi-Annual Shareholder Report October 31, 2024

HNDL︳NASDAQ

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference+
Strategy Shares Nasdaq 7HANDL Index ETF (HNDL)	$42	0.80%

+   Annualized for periods less than one year

Fund Statistics

Net Assets	$779,425,525
Number of Portfolio Holdings	22
Portfolio Turnover Rate	11%

What did the Fund invest in?

Top 10 Holdings* **

(% of Net Assets)

Security	Percent of Total Investments
Utilities Select Sector SPDR Fund ETF	4.4%
JPMorgan Equity Premium Income ETF	5.0%
Schwab U.S. REIT ETF	5.5%
Vanguard Dividend Appreciation ETF	6.2%
WisdomTree U.S. Efficient Core Fund ETF	6.8%
Invesco NASDAQ 100 ETF	7.3%
Alerian MLP ETF	7.5%
SPDR Portfolio Aggregate Bond ETF	11.2%
iShares Core U.S. Aggregate Bond ETF	11.2%
Vanguard Total Bond Market ETF	11.2%

Asset Allocation**

(% of Net Assets)

Value	Value
Exchange-Traded Funds	96.4%
U.S. Treasury Obligation	0.6%
Other Assets less Liabilities	3.0%

*  Percentages are of the net assets of the Fund and may not equal 100%. Please utilize the link below to refer to the Fund's Schedule of Portfolio Investments for a complete list of securities.

**  Percentages exclude derivative securities.

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

Additional information about the Fund including the Financial Statements, Prospectus, and Statement of Additional Information is available on the Fund's website, www.strategysharesetfs.com/hndl/, or upon request, by calling 1-855-477-3837.

Strategy Shares Nasdaq 7HANDL™ Index ETF

Semi-Annual Shareholder Report October 31, 2024

Fund Overview

This Semi-Annual shareholder report contains important information about Strategy Shares Newfound/ReSolve Robust Momentum ETF (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://strategysharesetfs.com/romo/. You can also request this information by contacting us at 1-855-477-3837.

Strategy Shares Newfound/ReSolve Robust Momentum ETF

Semi-Annual Shareholder Report October 31, 2024

ROMO︳Cboe BZX Exchange

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference+
Strategy Shares Newfound/ReSolve Robust Momentum ETF (ROMO)	$40	0.75%

+   Annualized for periods less than one year

Fund Statistics

Net Assets	$40,326,000
Number of Portfolio Holdings	5
Portfolio Turnover Rate	65%

What did the Fund invest in?

Top 10 Holdings*

(% of Net Assets)

Security	Percent of Total Investments
iShares 7-10 Year Treasury Bond ETF	0.1%
iShares 1-3 Year Treasury Bond ETF	0.1%
iShares Core MSCI EAFE ETF	1.4%
iShares Core MSCI Emerging Markets ETF	12.5%
iShares Core S&P 500 ETF	85.7%

Asset Allocation

(% of Net Assets)

Value	Value
Exchange-Traded Funds	99.8%
Other Assets less Liabilities	0.2%

*  Percentages are of the net assets of the Fund and may not equal 100%. Please utilize the link below to refer to the Fund's Schedule of Portfolio Investments for a complete list of securities.

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

Additional information about the Fund including the Financial Statements, Prospectus, and Statement of Additional Information is available on the Fund's website, www.strategysharesetfs.com/romo/, or upon request, by calling 1-855-477-3837.

Strategy Shares Newfound/ReSolve Robust Momentum ETF

Semi-Annual Shareholder Report October 31, 2024

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to this semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s Schedule of Investments in Securities of unaffiliated issuers is included as part of the Financial Statements filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

Semi-Annual Financial Statements

and Additional Information

Day Hagan/Ned Davis Research Smart Sector ETF (SSUS)

Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF (SSFI)

Day Hagan/Ned Davis Research Smart Sector International ETF (SSXU)

OCTOBER  31,  2024

You may elect to receive all shareholder reports in paper free of charge. You can contact your financial intermediary to request that you receive paper copies of your reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

Day Hagan/Ned Davis Research Smart Sector ETF (SSUS)	October 31, 2024 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Value
Exchange-Traded Funds	100.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of October 31, 2024, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Value
Exchange-Traded Funds — 99.6%
399,223	Communication Services Select Sector SPDR Fund ETF	$36,744,485
370,976	Consumer Discretionary Select Sector SPDR Fund ETF	73,041,464
399,721	Consumer Staples Select Sector SPDR Fund ETF	32,025,647
241,412	Energy Select Sector SPDR Fund ETF	21,386,689
1,519,242	Financial Select Sector SPDR Fund ETF	70,614,368
427,918	Health Care Select Sector SPDR Fund ETF	62,848,317
372,926	Industrial Select Sector SPDR Fund ETF	49,908,687
176,485	Invesco S&P 500 Equal Weight ETF	31,112,541
62,318	Materials Select Sector SPDR Fund ETF	5,819,878
257,347	Real Estate Select Sector SPDR Fund ETF	11,117,390
184,984	Roundhill Magnificent Seven ETF	8,779,341
784,273	Technology Select Sector SPDR Fund ETF	174,296,831
206,685	Utilities Select Sector SPDR Fund ETF	16,516,198
Total Exchange-Traded Funds (Cost $537,974,700)		$594,211,836
Total Investments — 99.6% (Cost $537,974,700)		$594,211,836
Other Assets less Liabilities — 0.4%		2,577,089

Net Assets — 100.0%		$596,788,925

ETF — Exchange-Traded Fund

S&P — Standard and Poor’s

SPDR — Standard and Poor’s Depositary Receipts

(See notes which are an integral part of the Financial Statements)

Semi-Annual Financial Statements and Additional Information | 1

Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF (SSFI)	October 31, 2024 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Value
Exchange-Traded Funds	100.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of October 31, 2024, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Value
Exchange-Traded Funds — 98.8%
300,019	SPDR Portfolio Corporate Bond ETF	$8,745,554
1,857	SPDR Portfolio High Yield Bond ETF	43,974
308,740	SPDR Portfolio Intermediate Term Treasury ETF	8,731,167
134,478	SPDR Portfolio Long Term Treasury ETF	3,694,111
445,192	SPDR Portfolio Mortgage Backed Bond ETF	9,722,993
195,248	SPDR Portfolio Short Term Treasury ETF	5,685,622
48,059	Vanguard Total International Bond ETF	2,394,299
Total Exchange-Traded Funds (Cost $38,566,375)		$39,017,720
Total Investments — 98.8% (Cost $38,566,375)		$39,017,720
Other Assets less Liabilities — 1.2%		466,832

Net Assets — 100.0%		$39,484,552

ETF — Exchange-Traded Fund

SPDR — Standard and Poor’s Depositary Receipts

(See notes which are an integral part of the Financial Statements)

2 | Semi-Annual Financial Statements and Additional Information

Day Hagan/Ned Davis Research Smart Sector International ETF (SSXU)	October 31, 2024 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Value
Exchange-Traded Funds	100.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of October 31, 2024, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Value
Exchange-Traded Funds — 99.8%
57,578	Franklin FTSE India ETF	$2,262,240
108,333	Franklin FTSE Japan ETF	3,126,490
99,634	iShares MSCI Australia ETF	2,525,722
142,952	iShares MSCI Canada ETF	5,808,140
73,984	iShares MSCI China ETF	3,643,712
66,892	iShares MSCI France ETF	2,535,876
47,964	iShares MSCI Germany ETF	1,550,196
62,447	iShares MSCI Italy ETF	2,374,235
48,674	iShares MSCI New Zealand ETF	2,297,900
100,224	iShares MSCI Poland ETF	2,230,986
38,764	iShares MSCI Switzerland ETF	1,913,003
45,096	iShares MSCI Taiwan ETF	2,445,105
89,757	iShares MSCI United Kingdom ETF	3,190,861
Total Exchange-Traded Funds (Cost $35,382,029)		$35,904,466
Total Investments — 99.8% (Cost $35,382,029)		$35,904,466
Other Assets less Liabilities — 0.2%		63,037

Net Assets — 100.0%		$35,967,503

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

MSCI — Morgan Stanley Capital International

(See notes which are an integral part of the Financial Statements)

Semi-Annual Financial Statements and Additional Information | 3

Statements of Assets and Liabilities	October 31, 2024 (Unaudited)

	Day Hagan/Ned Davis Research Smart Sector ETF (SSUS)	Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF (SSFI)	Day Hagan/Ned Davis Research Smart Sector International ETF (SSXU)
Assets:
Investments, at value (Cost $537,974,700, $38,566,375 and $35,382,029)	$594,211,836	$39,017,720	$35,904,466
Cash and Cash Equivalents	2,928,127	489,885	84,444
Total Assets	597,139,963	39,507,605	35,988,910
Liabilities:
Accrued expenses:
Advisory	351,038	23,053	21,407
Total Liabilities	351,038	23,053	21,407
Net Assets	$596,788,925	$39,484,552	$35,967,503
Net Assets consist of:
Paid in Capital	$613,335,328	$43,288,552	$35,423,528
Total Distributable Earnings / (Loss)	(16,546,403)	(3,804,000)	543,975
Net Assets	$596,788,925	$39,484,552	$35,967,503

Net Assets:	$596,788,925	$39,484,552	$35,967,503
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	14,525,000	1,850,000	1,225,000
Net Asset Value (offering and redemption price per share):	$41.09	$21.34	$29.36

(See notes which are an integral part of the Financial Statements)

4 | Semi-Annual Financial Statements and Additional Information

Statements of Operations	For the Periods Indicated

	Day Hagan/Ned Davis Research Smart Sector ETF (SSUS)	Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF (SSFI)	Day Hagan/Ned Davis Research Smart Sector International ETF (SSXU)
	Six Months Ended October 31, 2024 (Unaudited)	Six Months Ended October 31, 2024 (Unaudited)	Six Months Ended October 31, 2024 (Unaudited)
Investment Income:
Dividend income	$3,861,679	$789,054	$655,668
Interest income	295	—	—
Total Investment Income	3,861,974	789,054	655,668
Expenses:
Advisory	2,088,007	135,739	131,467
Total Net Expenses	2,088,007	135,739	131,467
Net Investment Income	1,773,967	653,315	524,201
Realized and Unrealized Gains (Losses):
Net realized gains (losses) from investment transactions	(1,508,018)	(68,104)	(436,319)
Net realized gains (losses) from in-kind transactions	23,824,060	229,870	1,682,325
Change in unrealized appreciation/depreciation on investments	40,000,393	1,040,585	298,206
Net Realized and Unrealized Gains (Losses)	62,316,435	1,202,351	1,544,212
Change in Net Assets Resulting From Operations	$64,090,402	$1,855,666	$2,068,413

(See notes which are an integral part of the Financial Statements)

Semi-Annual Financial Statements and Additional Information | 5

Statements of Changes in Net Assets

	Day Hagan/Ned Davis Research Smart Sector ETF (SSUS)		Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF (SSFI)
	Six Months Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024	Six Months Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024
From Investment Activities:
Operations:
Net investment income	$1,773,967	$6,862,283	$653,315	$1,508,685
Net realized gains (losses) from investment and in-kind transactions	22,316,042	58,432,594	161,766	(923,716)
Change in unrealized appreciation/depreciation on investments	40,000,393	(9,622,269)	1,040,585	(1,139,819)
Change in net assets resulting from operations	64,090,402	55,672,608	1,855,666	(554,850)
Distributions to Shareholders:
Total distributions	—	(6,561,676)	(669,624)	(1,602,126)
Change in net assets from distributions	—	(6,561,676)	(669,624)	(1,602,126)
Capital Transactions:
Proceeds from shares issued	220,463,695	919,679,898	5,923,437	24,963,402
Cost of shares redeemed	(296,535,038)	(785,323,683)	(6,993,711)	(26,154,968)
Change in net assets from capital transactions	(76,071,343)	134,356,215	(1,070,274)	(1,191,566)
Change in net assets	(11,980,941)	183,467,147	115,768	(3,348,542)
Net Assets:
Beginning of period	608,769,866	425,302,719	39,368,784	42,717,326
End of period	$596,788,925	$608,769,866	$39,484,552	$39,368,784
Share Transactions:
Issued	5,625,000	25,625,000	275,000	1,175,000
Redeemed	(7,650,000)	(21,800,000)	(325,000)	(1,225,000)
Change in shares	(2,025,000)	3,825,000	(50,000)	(50,000)

(See notes which are an integral part of the Financial Statements)

6 | Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	Day Hagan/Ned Davis Research Smart Sector International ETF (SSXU)
	Six Months Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024
From Investment Activities:
Operations:
Net investment income	$524,201	$781,423
Net realized gains from investment and in-kind transactions	1,246,006	1,110,160
Change in unrealized appreciation/depreciation on investments	298,206	(365,022)
Change in net assets resulting from operations	2,068,413	1,526,561
Distributions to Shareholders:
Total distributions	—	(783,250)
Change in net assets from distributions	—	(783,250)
Capital Transactions:
Proceeds from shares issued	23,079,033	57,647,883
Cost of shares redeemed	(23,225,443)	(42,197,309)
Change in net assets from capital transactions	(146,410)	15,450,574
Change in net assets	1,922,003	16,193,885
Net Assets:
Beginning of period	34,045,500	17,851,615
End of period	$35,967,503	$34,045,500
Share Transactions:
Issued	800,000	2,100,000
Redeemed	(800,000)	(1,525,000)
Change in shares	—	575,000

(See notes which are an integral part of the Financial Statements)

Semi-Annual Financial Statements and Additional Information | 7

Financial Highlights

	Net Asset Value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses)	Total from investment activities	Distributions from net investment income	Total distributions	Net Asset Value, end of period	Total return at Net Asset Value(b)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Gross Expenses to Average Net Assets(c)	Ratio of Net Investment Income (Loss) to Average Net Assets(c)	Net Assets at end of period (000’s)	Portfolio turnover(b)(d)
Day Hagan/Ned Davis Research Smart Sector ETF (SSUS)
Six Months ended October 31, 2024 (Unaudited)	$36.78	0.12	4.19	4.31	—	—	$41.09	11.72%	0.68%(e)	0.68%(e)	0.58%	$596,789	33%
Year Ended April 30, 2024	$33.42	0.43	3.31	3.74	(0.38)	(0.38)	$36.78	11.23%	0.68%(e)	0.68%(e)	1.21%	$608,770	296%
Year Ended April 30, 2023	$32.69	0.23	0.69	0.92	(0.19)	(0.19)	$33.42	2.89%	0.68%(e)	0.68%(e)	0.74%	$425,303	207%
Year Ended April 30, 2022	$32.46	0.18	0.25	0.43	(0.20)	(0.20)	$32.69	1.26%	0.68%(e)	0.68%(e)	0.52%	$467,407	111%
Year Ended April 30, 2021	$22.04	0.20	10.36	10.56	(0.14)	(0.14)	$32.46	48.02%	0.68%(e)	0.68%(e)	0.71%	$221,537	84%
January 16, 2020(f) through April 30, 2020	$24.86	0.01	(2.83)	(2.82)	—	—	$22.04	(11.34)%	0.68%(e)	0.68%(e)	0.23%	$46,278	27%

Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF (SSFI)
Six Months ended October 31, 2024 (Unaudited)	$20.72	0.35	0.64	0.99	(0.37)	(0.37)	$21.34	4.77%	0.68%(e)	0.68%(e)	3.27%	$39,485	74%
Year Ended April 30, 2024	$21.91	0.80	(1.13)	(0.33)	(0.86)	(0.86)	$20.72	(1.55)%	0.68%(e)	0.68%(e)	3.75%	$39,369	124%
Year Ended April 30, 2023	$22.89	0.60	(1.12)	(0.52)	(0.46)	(0.46)	$21.91	(2.21)%	0.68%(e)	0.68%(e)	2.72%	$42,717	174%
September 28, 2021(f) through April 30, 2022	$24.85	0.27	(2.02)	(1.75)	(0.21)	(0.21)	$22.89	(7.10)%	0.68%(e)	0.68%(e)	1.87%	$24,611	85%

Day Hagan/Ned Davis Research Smart Sector International ETF (SSXU)
Six Months ended October 31, 2024 (Unaudited)	$27.79	0.40	1.17	1.57	—	—	$29.36	5.65%	0.68%(e)	0.68%(e)	2.71%	$35,968	170%
Year Ended April 30, 2024	$27.46	0.66	0.23	0.89	(0.56)	(0.56)	$27.79	3.29%	0.68%(e)	0.68%(e)	2.42%	$34,046	378%
June 30, 2022(f) through April 30, 2023	$24.82	0.09	2.71	2.80	(0.16)	(0.16)	$27.46	11.36%	0.68%(e)	0.68%(e)	0.40%	$17,852	231%

(a)	Calculated using the average shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover increases/decreases due to change within the portfolio holdings during the period.
(e)	The Fund invests in other funds and indirectly bears its proportionate shares of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(f)	Commencement of operations.

(See notes which are an integral part of the Financial Statements)

8 | Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements	October 31, 2024 (Unaudited)

(1) Organization

Strategy Shares (the “Trust”) was organized on September 7, 2010 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. Currently, the Trust offers its Shares in seven separate series. The accompanying Financial Statements relate to the following series: Day Hagan/Ned Davis Research Smart Sector ETF (SSUS), Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF (SSFI) and Day Hagan/Ned Davis Research Smart Sector International ETF (SSXU) (individually referred to as a “Fund,” or collectively as the “Funds”). Day Hagan/Ned Davis Research Smart Sector ETF (SSUS) is classified as a diversified fund under the 1940 Act, while Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF (SSFI) and Day Hagan/Ned Davis Research Smart Sector International ETF (SSXU) are classified as non-diversified under the 1940 Act. Each Fund is an actively-managed exchange-traded fund. The investment objective of the Day Hagan/Ned Davis Research Smart Sector ETF is to seek long-term capital appreciation and preservation of capital. The investment objective of each of the Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF and the Day Hagan/Ned Davis Research Smart Sector International ETF is to seek total return, consisting of income and capital appreciation. The Funds’ prospectuses provide a description of each Fund’s investment objectives, policies, and strategies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

The Day Hagan/Ned Davis Research Smart Sector ETF commenced operations January 16, 2020. The Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF commenced operations on September 28, 2021. The Day Hagan/Ned Davis Research Smart Sector International ETF commenced operations June 30, 2022. Shares of each Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). Each Fund issues and redeems Shares on a continuous basis at NAV only in large blocks, currently 25,000 Shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

Under the Trust’s organizational documents, its officers and Board of Trustees (“the Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946

Financial Services - Investment Companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Investment Valuations

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures approved by the Trust’s Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined in accordance with procedures approved by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Quoted prices in active markets for identical assets.

●	Level 2 – Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Significant unobservable pricing inputs at the measurement date (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Equity securities (including foreign equity securities) traded on a securities exchange are valued at the last reported sales price on the principal exchange, except that equity securities traded on the Nasdaq Stock Market (“Nasdaq”) are valued at the Nasdaq official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at the mean of the quoted bid and asked prices. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a price supplied by a security pricing service. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Semi-Annual Financial Statements and Additional Information | 9

Notes to Financial Statements (Continued)

The following table provides the fair value measurement as of October 31, 2024.

Fund	Level 1	Total Investments
Day Hagan/Ned Davis Research Smart Sector ETF
Exchange-Traded Funds	$594,211,836	$594,211,836
Total Investments	$594,211,836	$594,211,836
Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF
Exchange-Traded Funds	$39,017,720	$39,017,720
Total Investments	$39,017,720	$39,017,720
Day Hagan/Ned Davis Research Smart Sector International ETF
Exchange-Traded Funds	$35,904,466	$35,904,466
Total Investments	$35,904,466	$35,904,466

For the period ended October 31, 2024, there were no Level 2 or Level 3 investments for which other observable inputs and significant unobservable inputs, respectively, were used to determine fair value.

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective interest method. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by the Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

C. Cash and Cash Equivalents

Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

D. Dividends and Distributions to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. For the Day Hagan/Ned Davis Research Smart Sector ETF and Day Hagan/Ned Davis Research Smart Sector International ETF, dividends from net investment income, if any, are declared and paid annually. For the Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF, dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments, differing treatment of income relating to swap agreements), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to wash sales and differing treatment on certain investments. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distribution of capital.

E. Allocation of Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all series of the Trust in relation to the net assets of each series or on another reasonable basis. The Trust may share expenses with Mutual Fund and Variable Insurance Trust, an open-end management investment company managed by Rational Advisors, Inc. Those expenses that are shared are allocated proportionally among each of the trusts or on another reasonable basis.

(3) Investment Advisory and Other Contractual Services

A. Investment Advisory Fees

Donald L. Hagan, LLC, doing business as Day Hagan Asset Management (the “Advisor”), serves as the Funds’ investment advisor pursuant to a Management Agreement. Subject at all times to the oversight of the Board, the Advisor is responsible for the overall management of the Funds. The Trust has arranged for distribution, custody, fund administration, transfer agency and all other services necessary for the Fund to operate. Each Fund pays 0.68% of its average daily net assets, computed daily and paid monthly, for advisory services it receives from the advisor. These fees are each structured as a “Unified Fee,” pursuant to which the Advisor is obligated to pay or arrange for the payment of substantially all expenses of the Funds (including, without limitation, transfer agent fees, administrative fees and expenses, custodian fees, legal fees, accounting fees, any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares, expenses of registering or qualifying shares for sale, transfer taxes, all expenses of preparing the Trust’s registration statements and prospectuses for the Funds, and the cost of printing and delivering to shareholders prospectuses and reports), except the Funds’ Advisory fee; taxes; brokerage commissions and trading costs; interest (including borrowing costs and overdraft charges); short sale dividends and interest expenses; acquired fund fees and expenses; and non-routine or extraordinary expenses of the Funds (such as litigation or reorganizational costs), each of which is paid by the Funds. The Advisor’s Unified Fee is designed to cause substantially all of each Fund’s expenses to be paid and to compensate the Advisor for providing services for the Funds.

10 | Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (Continued)

B. Distribution and Shareholder Services Fees

Foreside Fund Services, LLC (the “Distributor”) is the principal underwriter and distributor of each Fund’s Shares. The Distributor is compensated by the Advisor in accordance with a Distribution Services Agreement between the Advisor and the Distributor. The Trust has adopted but has yet to implement a Rule 12b-1 Distribution Plan (the “Plan”). The Plan is designed to compensate or reimburse financial intermediaries (including the Distributor, the Advisor, and their affiliates) for activities principally intended to result in the sale of Fund shares, such as advertising and marketing of shares (including printing and disseminating prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. In accordance with the Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Funds. Pursuant to the Plan, each Fund may pay a 12b-1 fee not to exceed 0.25% per year of its average daily net assets. No 12b-1 fee is currently paid by the Funds and the Board has not approved any payments under the Plan.

(4) Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended October 31, 2024 were as follows:

Fund	Purchases	Sales
Day Hagan/Ned Davis Research Smart Sector ETF	$200,213,923	$196,999,318
Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF	28,746,243	28,920,959
Day Hagan/Ned Davis Smart Sector International ETF	64,872,486	62,931,695

Purchases and sales of in-kind transactions for the period ended October 31, 2024 were as follows:

Fund	Purchases	Sales
Day Hagan/Ned Davis Research Smart Sector ETF	$219,524,057	$295,471,379
Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF	5,836,404	6,882,952
Day Hagan/Ned Davis Smart Sector International ETF	22,677,500	23,049,300

(5) Capital Share Transactions

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that

Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The standard charge and maximum transaction fee for each Fund are $250 and $1,000, respectively.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities payable related to in-kind transactions” on the Statements of Assets and Liabilities.

During the period ended October 31, 2024, the Fund received securities in exchange for subscriptions of capital shares (subscriptions-in-kind) and distributed securities in exchange for redemptions (redemption-in-kind) as follows:

Fund	Fair Value of Subscriptions-in-Kind	Fair Value of Redemptions-in-Kind
Day Hagan/Ned Davis Research Smart Sector ETF	$219,524,057	$295,471,379
Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF	5,836,404	6,882,952
Day Hagan/Ned Davis Research Smart Sector International ETF	22,677,500	23,049,300

(6) Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years plus the interim tax period since then for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Fund’s financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period ended October 31, 2024, the Funds did not incur any interest or penalties. The tax year end for the Funds is April 30.

Semi-Annual Financial Statements and Additional Information | 11

Notes to Financial Statements (Continued)

As of April 30, 2024, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Day Hagan/Ned Davis Research Smart Sector ETF	$590,646,836	$21,204,545	$(7,223,263)	$13,981,282
Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF	40,028,657	80,647	(1,072,671)	(992,024)
Day Hagan/Ned Davis Research Smart Sector International ETF	32,934,580	754,651	(897,968)	(143,317)

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to basis adjustments for wash sales.

The tax character of distributions paid during the tax year ended April 30, 2024 were as follows:

	Distributions paid from
Fund	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
Day Hagan/Ned Davis Research Smart Sector ETF	$6,561,676	$—	$6,561,676	$—	$6,561,676
Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF	1,602,126	—	1,602,126	—	1,602,126
Day Hagan/Ned Davis Research Smart Sector International ETF	783,250	—	783,250	—	783,250

As of April 30, 2024, the components of distributed earnings/(loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistribted Long Term Capital Gains	Distributed Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Distributed Earnings/(Loss)
Day Hagan/Ned Davis Research Smart Sector ETF	$764,503	$—	$764,503	$(95,382,590)	$13,981,282	$(80,636,805)
Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF	119,968	—	119,968	(4,117,986)	(992,024)	(4,990,042)
Day Hagan/Ned Davis Research Smart Sector International ETF	—	—	—	(1,381,121)	(143,317)	(1,524,438)

Permanent Tax Differences:

As of the tax year ended April 30, 2024, the following reclassifications relating primarily to redemptions in-kind have been made to increase (decrease) such accounts with offsetting adjustments as indicated.

Fund	Total Distributable Earnings/(Loss)	Paid in Capital
Day Hagan/Ned Davis Research Smart Sector ETF	$(81,904,185)	$81,904,185
Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF	374,108	(374,108)
Day Hagan/Ned Davis Research Smart Sector International ETF	(2,646,980)	2,646,980

Temporary tax differences (e.g. wash sales) do not require a reclassification.

Under current tax law, certain ordinary losses arising after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following tax year for tax purposes. The following Fund’s deferred losses are as follows:

Fund	Late Year Ordinary Loss Deferrals
Day Hagan/Ned Davis Research Smart Sector International ETF	$31,132

As of April 30, 2024, no Funds utilized capital loss carryforwards (“CLCF”) to offset capital gains. The Funds have net CLCFs as summarized in the table below. These CLCFs are not subject to expiration:

Fund	Short-Term Amount	Long-Term Amount	Total
Day Hagan/Ned Davis Research Smart Sector ETF	$92,018,021	$3,364,569	$95,382,590
Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF	3,248,654	869,332	4,117,986
Day Hagan/Ned Davis Research Smart Sector International ETF	1,349,881	108	1,349,989

12 | Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (Continued)

(7) Underlying Fund Investments

The ETFs in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the ETFs and may be higher than other funds that invest directly in stocks and bonds. Each of the ETFs is subject to its own specific risks.

As of October 31, 2024, the following underlying Fund comprised 25% or more of the net assets of the Day Hagan/Ned Davis Research Smart Sector ETF: 29.21% of the Day Hagan/Ned Davis Research Smart Sector ETF’s net assets were invested in the Technology Select Sector SPDR Fund ETF. The financial statements of the Technology Select Sector SPDR Fund ETF, including the Fund’s portfolio of investments, can be found at the SEC’s website www.sec.gov and should be read in conjunction with the Day Hagan/Ned Davis Research Smart Sector ETF’s financial statements.

(8) Subsequent Events

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of October 31, 2024.

Semi-Annual Financial Statements and Additional Information | 13

Form N-CSR – Items 8-11 (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Because the Advisor has agreed in the Management Agreement to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee for services to the Funds from the Advisor’s investment advisory fees.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable.

14 | Semi-Annual Financial Statements and Additional Information

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12-month period ended June 30, is available without charge and upon request by calling 1-800-594-7930 or at www.dhfunds.com. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on Form N-PORT. These filings are available on the SEC’s website at www.sec.gov. You may also access this information at www.dhfunds.com by selecting “Form N-PORT.”

Donald L. Hagan, LLC, doing business as Day Hagan Asset Management, is the investment advisor of the Funds. Day Hagan Asset Management maintains corporate records of the Funds. Foreside Fund Services, LLC is the principal underwriter and distributor of the Funds’ shares.

Exchange-traded funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in exchange-traded funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

Day Hagan/Ned Davis Research Smart Sector ETF (SSUS)	Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF (SSFI)	Day Hagan/Ned Davis Research Smart Sector International ETF (SSXU)

Cusip 86280R803	Cusip 86280R860	Cusip 8628OR829

1-800-594-7930

Semi-Annual Financial Statements

and Additional Information

Eventide High Dividend ETF (ELCV)

OCTOBER  31,  2024

You may elect to receive all shareholder reports in paper free of charge. You can contact your financial intermediary to request that you receive paper copies of your reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

Eventide High Dividend ETF (ELCV)	October 31, 2024 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Value
Consumer Discretionary	6.2%
Energy	34.2%
Financials	7.7%
Health Care	3.6%
Industrials	7.2%
Information Technology	5.8%
Materials	4.0%
Real Estate	11.2%
Utilities	20.1%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of October 31, 2024, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Value
Common Stocks — 99.0%
Consumer Discretionary — 6.1%
578	D.R. Horton, Inc.	$97,682
748	Home Depot, Inc. (The)	294,525
1,003	Lowe’s Cos, Inc.	262,615
		654,822
Energy — 33.8%
7,157	Antero Midstream Corp.	102,846
9,112	Coterra Energy, Inc.	217,959
1,870	Diamondback Energy, Inc.	330,560
2,432	DT Midstream, Inc.	219,245
15,606	Enbridge, Inc.	630,482
1,733	EOG Resources, Inc.	211,357
3,604	ONEOK, Inc.	349,156
13,005	Pembina Pipeline Corp.	543,479
1,716	Targa Resources Corp.	286,503
13,975	The Williams Cos., Inc.	731,870
		3,623,457
Financials — 7.7%
1,734	Aflac, Inc.	181,706
390	American Express Co.	105,331
23,815	Huntington Bancshares, Inc.	371,275
3,211	Synovus Financial Corp.	160,133
		818,445
Health Care — 3.5%
544	Amgen, Inc.	174,167
7,497	Royalty Pharma plc, Class A	202,419
		376,586
Industrials — 7.2%
2,669	ABB, Ltd. ADR	147,943
799	Ferguson Enterprises, Inc.	157,195
867	Trane Technologies plc	320,929
612	Union Pacific Corp.	142,027
		768,094
Shares		Value
Common Stocks — 99.0% — (Continued)
Information Technology — 5.8%
935	Dell Technologies, Inc., Class C	$115,594
202	Intuit, Inc.	123,281
323	KLA Corp.	215,192
1,360	Lam Research Corp.	101,116
136	Motorola Solutions, Inc.	61,112
		616,295
Materials — 4.0%
4,284	International Paper Co.	237,933
408	Linde plc	186,109
		424,042
Real Estate — 11.0%
1,139	American Tower Corp.	243,222
681	AvalonBay Communities, Inc.	150,917
2,074	Equity Residential	145,947
2,805	Iron Mountain, Inc.	347,063
1,819	Prologis, Inc.	205,438
270	Public Storage	88,846
		1,181,433
Utilities — 19.9%
3,213	CMS Energy Corp.	223,657
986	Constellation Energy Corp.	259,279
1,547	Entergy Corp.	239,445
4,879	Public Service Enterprise Group, Inc.	436,232
2,601	Sempra	216,845
5,355	Southern Co. (The)	487,465
2,158	Vistra Corp.	269,664
		2,132,587
Total Common Stocks (Cost $10,643,800)		$10,595,761
Total Investments — 99.0% (Cost $10,643,800)		$10,595,761
Other Assets less Liabilities — 1.0%		111,158

Net Assets — 100.0%		$10,706,919

ADR — American Depositary Receipt

(See notes which are an integral part of the Financial Statements)

Semi-Annual Financial Statements and Additional Information | 1

Statement of Assets and Liabilities	October 31, 2024 (Unaudited)

Eventide High Dividend
ETF (ELCV)
Assets:
Investments, at value (Cost $10,643,800)	$10,595,761
Cash and Cash Equivalents	171,155
Dividends receivable	2,572
Receivable for investments sold	31,828
Total Assets	10,801,316
Liabilities:
Payable for investments purchased	93,329
Accrued expenses:
Advisory	1,068
Total Liabilities	94,397
Net Assets	$10,706,919
Net Assets consist of:
Paid in Capital	$10,760,254
Total Distributable Earnings / (Loss)	(53,335)
Net Assets	$10,706,919

Net Assets:	$10,706,919
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	425,000
Net Asset Value (offering and redemption price per share):	$25.19

(See notes which are an integral part of the Financial Statements)

2 | Semi-Annual Financial Statements and Additional Information

Statement of Operations	For the Periods Indicated

Eventide High Dividend
ETF (ELCV)
For the period September 30, 2024(a) through October 31, 2024 (Unaudited)
Investment Income:
Dividend income	$3,270
Total Investment Income	3,270
Expenses:
Advisory	1,068
Total Net Expenses	1,068
Net Investment Income	2,202
Realized and Unrealized Gains (Losses):
Net realized gains (losses) from investment transactions	(7,498)
Change in unrealized appreciation/depreciation on investments	(48,039)
Net Realized and Unrealized Gains (Losses)	(55,537)
Change in Net Assets Resulting From Operations	$(53,335)

(a)	Commencement of operations.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Financial Statements and Additional Information | 3

Statement of Changes in Net Assets

Eventide High Dividend
ETF (ELCV)
For the period September 30, 2024(a) through October 31, 2024 (Unaudited)
From Investment Activities:
Operations:
Net investment income	$2,202
Net realized losses from investment transactions	(7,498)
Change in unrealized appreciation/depreciation on investments	(48,039)
Change in net assets resulting from operations	(53,335)
Capital Transactions:
Proceeds from shares issued	10,760,254
Change in net assets from capital transactions	10,760,254
Change in net assets	10,706,919
Net Assets:
Beginning of period	—
End of period	$10,706,919
Share Transactions:
Issued	425,000
Change in shares	425,000

(a)	Commencement of operations.

(See notes which are an integral part of the Financial Statements)

4 | Semi-Annual Financial Statements and Additional Information

Financial Highlights

	Net Asset Value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses)	Total from investment activities	Net Asset Value, end of period	Total return at Net Asset Value(b)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Gross Expenses to Average Net Assets(c)	Ratio of Net Investment Income (Loss) to Average Net Assets(c)	Net Assets at end of period (000’s)	Portfolio turnover(b)(d)
Eventide High Dividend ETF (ELCV)
September 30, 2024(e) through October 31, 2024 (Unaudited)	$25.00	0.02	0.17(f)	0.19	$25.19	0.76%	0.43%	0.43%	0.90%	$10,707	2%

(a)	Calculated using the average shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover increases/decreases due to change within the portfolio holdings during the period.
(e)	Commencement of operations.
(f)	The amount of net realized and unrealized gain on investments per share does not accord with the amounts in the Statements of Operations due to the timing of shareholder subscriptions relative to fluctuating net asset values during the period.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Financial Statements and Additional Information | 5

Notes to Financial Statements	October 31, 2024 (Unaudited)

(1) Organization

Strategy Shares (the “Trust”) was organized on September 7, 2010 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. Currently, the Trust offers its Shares in seven separate series. The accompanying Financial Statements relate to the following series: Eventide High Dividend ETF (ELCV) (the “Fund”). The Fund is classified as a diversified fund under the 1940 Act. The Fund is an actively-managed exchange-traded fund. The investment objective of the Fund is to seek income, income growth and long term capital appreciation. The Fund’s prospectus provides a description of the Fund’s investment objective, policies, and strategies. The assets of each Fund in the Trust are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

The Eventide High Dividend ETF commenced operations September 30, 2024. Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in large blocks, currently 25,000 Shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

Under the Trust’s organizational documents, its officers and Board of Trustees (“the Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Investment Valuations

The Fund holds investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures approved by the Trust’s Board. Pursuant to these procedures, the Fund may use a pricing service, bank, or broker-dealer experienced in such matters to value the Fund’s securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined in accordance with procedures approved by the Board. The fair valuation process is designed to value the subject security at the price the Fund would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Fund’s investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Quoted prices in active markets for identical assets.

●	Level 2 – Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Significant unobservable pricing inputs at the measurement date (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Equity securities (including foreign equity securities) traded on a securities exchange are valued at the last reported sales price on the principal exchange, except that equity securities traded on the Nasdaq Stock Market (“Nasdaq”) are valued at the Nasdaq official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at the mean of the quoted bid and asked prices. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a price supplied by a security pricing service. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

The following table provides the fair value measurement as of October 31, 2024.

		Total
Fund	Level 1	Investments
Eventide High Dividend ETF
Common Stocks	$10,595,761	$10,595,761
Total Investments	$10,595,761	$10,595,761

For the period ended October 31, 2024, there were no Level 2 or Level 3 investments for which other observable inputs and significant unobservable inputs, respectively, were used to determine fair value.

6 | Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (Continued)

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective interest method. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by the Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Fund may be subject to foreign taxes on gains in investments or currency repatriation. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

C. Cash and Cash Equivalents

Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

D. Dividends and Distributions to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. For the Eventide High Dividend ETF, dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments, differing treatment of income relating to swap agreements), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to wash sales and differing treatment on certain investments. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distribution of capital.

The Fund may own shares of real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Distributions received from investments in REITs are initially recorded as dividend income and, to the extent such distributions represent a return of capital or a capital gain for tax purposes, they are reclassified when such information becomes available.

E. Allocation of Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all series of the Trust in relation to the net assets of each series or on another reasonable basis. The Trust may share expenses with Mutual Fund and Variable Insurance Trust, an open-end management investment company managed by Rational Advisors, Inc. Those expenses that are shared are allocated proportionally among each of the trusts or on another reasonable basis.

(3) Investment Advisory and Other Contractual Services

A. Investment Advisory Fees

Eventide Asset Management, LLC (the “Advisor”), serves as the Fund’s investment advisor pursuant to a Management Agreement. Subject at all times to the oversight of the Board, the Advisor is responsible for the overall management of the Funds. The Trust has arranged for distribution, custody, fund administration, transfer agency and all other services necessary for the Fund to operate. The Fund pays 0.49% of its average daily net assets, computed daily and paid monthly, for advisory services it receives from the advisor. These fees are each structured as a “Unified Fee,” pursuant to which the Advisor is obligated to pay or arrange for the payment of substantially all expenses of the Fund (including, without limitation, transfer agent fees, administrative fees and expenses, custodian fees, legal fees, accounting fees, any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares, expenses of registering or qualifying shares for sale, transfer taxes, all expenses of preparing the Trust’s registration statements and prospectuses for the Fund, and the cost of printing and delivering to shareholders prospectuses and reports), except the Fund’s Advisory fee; taxes; brokerage commissions and trading costs; interest (including borrowing costs and overdraft charges); short sale dividends and interest expenses; acquired fund fees and expenses; litigation expenses (including fees and expenses of counsel retained by or on behalf of the Trust or the Fund) and any fees, costs or expenses payable by the Trust of the Fund pursuant to indemnification obligations to which the Trust or the Fund may be subject (pursuant to contract or otherwise) and non-routine or extraordinary expenses of the Fund (such as reorganizational costs), each of which is paid by the Fund. The Advisor’s Unified Fee is designed to cause substantially all of the Fund’s expenses to be paid and to compensate the Advisor for providing services for the Fund.

B. Distribution and Shareholder Services Fees

Foreside Fund Services, LLC (the “Distributor”) is the principal underwriter and distributor of the Fund’s Shares. The Distributor is compensated by the Advisor in accordance with a Distribution Services Agreement between the Advisor and the Distributor. The Trust has adopted but has yet to implement a Rule 12b- 1 Distribution Plan (the “Plan”). The Plan is designed to compensate or reimburse financial intermediaries (including the Distributor, the Advisor, and their affiliates) for activities principally intended to result in the sale of Fund shares, such as advertising and marketing of shares (including printing and disseminating prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. In accordance with the Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Fund. Pursuant to the Plan, the Fund may pay a 12b-1 fee not to exceed 0.25% per year of its average daily net assets. No 12b-1 fee is currently paid by the Fund and the Board has not approved any payments under the Plan.

Semi-Annual Financial Statements and Additional Information | 7

Notes to Financial Statements (Continued)

(4) Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended October 31, 2024 were as follows:

Fund	Purchases	Sales
Eventide High Dividend ETF	$234,551	$184,490

Purchases and sales of in-kind transactions for the period ended October 31, 2024 were as follows:

Fund	Purchases	Sales
Eventide High Dividend ETF	$10,601,237	$—

(5) Capital Share Transactions

Shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof at net asset value. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in shares for the Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of the Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The standard charge and maximum transaction fee for the Fund are $250 and $1,000, respectively.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities payable related to in-kind transactions” on the Statements of Assets and Liabilities.

During the period ended October 31, 2024, the Fund received securities in exchange for subscriptions of capital shares (subscriptions-in-kind) and distributed securities in exchange for redemptions (redemption-in-kind) as follows:

Fund	Fair Value of Subscriptions-in-Kind	Fair Value of Redemptions-in-Kind
Eventide High Dividend ETF	$10,601,237	$—

(6) Federal Income Taxes

It is the policy of the Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Eventide High Dividend ETF commenced operations on September 30, 2024. Information will be determined and provided for the Fund on tax basis at the end of the Fund’s first tax year. The tax year end for the Fund is April 30.

(7) Subsequent Events

Effective December 17, 2024, the Trust launched the Eventide US Market ETF.

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of October 31, 2024.

8 | Semi-Annual Financial Statements and Additional Information

Form N-CSR – Items 8-11 (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Because the Advisor has agreed in the Management Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee for services to the Fund from the Advisor’s investment advisory fees.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of the Management Agreement with respect to Eventide High Dividend ETF (the “Fund”)

At a meeting of the Board of Trustees (the “Board”) of Strategy Shares (the “Trust”) held on March 26, 2024, the Board, a majority of which were Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust, discussed the approval of the management agreement between the Trust and Eventide Asset Management, LLC (“Eventide”) with respect to the Fund (the “Management Agreement”).

In connection with the Board’s consideration of the approval of the Management Agreement, as required by Section 15(c) of the 1940 Act, the Board requested and received due diligence materials prepared by Eventide (the “Eventide 15(c) Response”). The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in evaluating the Management Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based upon a comprehensive evaluation and discussion of all the information provided for the Fund with respect to the approval of the Management Agreement and were not the result of any one factor. Moreover, each Trustee might have afforded different weight to the various factors in reaching his conclusions with respect to the Management Agreement.

Review of Eventide 15(c) Response

Nature, Extent, and Quality of Services. The Board reviewed the nature, extent, and quality of the services that Eventide proposed to provide to the Fund pursuant to the Management Agreement. The Board reviewed information concerning Eventide’s resources, personnel, and business operations. The Board reviewed Eventide’s Form ADV. The Board discussed the financial health of Eventide and reviewed financial information provided by Eventide regarding its assets under management, sales growth, and other financial metrics. The Board reviewed Eventide’s compliance program, including its business continuity and cybersecurity programs. The Board considered that Eventide currently serves as the investment advisor to eight series of Mutual Fund Series Trust, an investment company affiliated with the Trust.

Performance. The Eventide 15(c) Response stated that the Fund’s investment policies represent a new investment strategy for Eventide and that the firm has not previously managed any fund, discretionary account, or composite with an investment objective or principal investment strategies comparable to those of the Fund.

Fees and Expenses. The Board reviewed the proposed unified management fee under which Eventide would pay all the routine expenses of the Fund, except for the Fund’s management fee, Rule 12b-1 expenses, brokerage commissions and trading costs, short sale dividends and interest expenses, acquired fund fees and expenses, and extraordinary expenses. The Board considered that the estimated net expenses of the Fund were lower than the average net expenses of the peer group and the Morningstar U.S. Fund Large Value category.

Profitability. A profitability analysis from Eventide demonstrated that Eventide expected to incur a loss in the first year of managing the Fund and realize a profit in the second year.

“Fall-out” Benefits. The Board considered the fall-out benefits that Eventide expected to receive from its relationship with the Fund.

Economies of Scale. The Board considered whether Eventide expected to share economies of scale with the Fund. The Board determined to revisit the matter of economies of scale as the Fund’s assets increased.

Conclusion. The Board considered many factors, and no single factor was determinative to the decision of the Board concerning the approval of the Management Agreement. In connection with its deliberations, the Board reviewed materials prepared by Eventide. Having requested, reviewed, and discussed in depth such information from Eventide as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of counsel, the Board concluded that approval of the Agreement was in the best interest of the Fund and its prospective shareholders.

Semi-Annual Financial Statements and Additional Information | 9

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A copy of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available without charge and upon request by calling 1-877-771-3836 or at www.eventideETFs.com. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, as an exhibit to its reports on Form N-PORT. These filings are available on the SEC’s website at www.sec.gov. You may also access this information at www.eventideETFs.com by selecting “Schedule of Investments.”

Eventide Asset Management, LLC is the investment advisor of the Fund. Eventide Asset Management maintains corporate records of the Fund. Foreside Fund Services, LLC is the principal underwriter and distributor of the Fund’s shares.

Exchange-traded funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in exchange-traded funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus which contains facts concerning the Fund’s objectives and policies, management fees, expenses and other information.

Eventide High Dividend ETF(ELCV)

Cusip 86280R811

1-877-771-3836

Semi-Annual Financial Statements

and Additional Information

Strategy Shares Gold-Hedged Bond ETF (GOLY)

Strategy Shares Nasdaq 7HANDL™ Index ETF (HNDL)

Strategy Shares Newfound/Resolve Robust Momentum ETF (ROMO)

OCTOBER  31,  2024

You may elect to receive shareholder reports in paper free of charge. You can contact your financial intermediary to request that you receive paper copies of your reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

Strategy Shares Gold-Hedged Bond ETF (GOLY)	October 31, 2024 (Unaudited)

Portfolio of Investments* Summary Table

Percentage of Value
Communication Services	11.1%
Consumer Discretionary	6.1%
Consumer Staples	12.6%
Energy	5.2%
Financials	26.3%
Health Care	8.6%
Industrials	8.6%
Information Technology	8.4%
Materials	3.1%
Real Estate	3.9%
Utilities	6.1%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of October 31, 2024, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments*

Principal Amount		Value
Corporate Bonds — 83.6%
Communication Services — 7.1%
$459,000	Verizon Communications, Inc., 4.52%, 9/15/48	$398,582
425,000	Walt Disney Co. (The), 2.65%, 1/13/31	377,986
		776,568
Consumer Discretionary — 5.4%
374,000	Amazon.com, Inc., 1.50%, 6/03/30	318,165
255,000	Home Depot, Inc. (The), 5.88%, 12/16/36	273,493
		591,658
Consumer Staples — 11.3%
408,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/01/36	393,206
306,000	BAT Capital Corp., 3.56%, 8/15/27	296,772
340,000	Coca-Cola Co. (The), 1.38%, 3/15/31	280,470
306,000	Costco Wholesale Corp., 1.60%, 4/20/30	262,011
		1,232,459
Energy — 4.7%
306,000	Chevron Corp., 2.24%, 5/11/30	270,351
272,000	MPLX LP, 2.65%, 8/15/30	239,351
		509,702
Financials — 20.8%
119,000	Capital One Financial Corp., 3.80%, 1/31/28	115,076
391,000	Citigroup, Inc., 4.41%, 3/31/31	378,531
289,000	Fiserv, Inc., 3.50%, 7/01/29	273,209
391,000	Goldman Sachs Group, Inc. (The), 1.99%, 1/27/32	326,157
374,000	JPMorgan Chase & Co., 4.49%, 3/24/31	366,337
323,000	MetLife, Inc., 4.55%, 3/23/30	320,726
136,000	Northern Trust Corp., 1.95%, 5/01/30	117,985
391,000	Wells Fargo & Co., 3.00%, 10/23/26	378,628
		2,276,649
Principal Amount		Value
Corporate Bonds — 83.6% — (Continued)
Health Care — 7.7%
$323,000	AbbVie, Inc., 3.20%, 11/21/29	$301,922
255,000	Amgen, Inc., 2.20%, 2/21/27	242,178
306,000	CVS Health Corp., 4.30%, 3/25/28	298,306
		842,406
Industrials — 7.7%
340,000	Boeing Co. (The), 5.15%, 5/01/30	335,559
238,000	General Electric Co., 5.88%, 1/14/38	250,680
255,000	Southwest Airlines Co., 5.13%, 6/15/27	256,980
		843,219
Information Technology — 7.4%
272,000	Apple, Inc., 3.35%, 2/09/27	266,429
289,000	Broadcom Corp. / Broadcom Cayman Finance, Ltd., 3.88%, 1/15/27	284,269
272,000	Oracle Corp., 5.38%, 7/15/40	266,203
		816,901
Materials — 2.7%
221,000	Dow Chemical Co. (The), 3.60%, 11/15/50	158,552
153,000	Sherwin-Williams Co. (The), 2.95%, 8/15/29	141,044
		299,596
Real Estate — 3.4%
408,000	Equinix, Inc., 3.20%, 11/18/29	376,947

Utilities — 5.4%
357,000	NextEra Energy Capital Holdings, Inc., 2.25%, 6/01/30	310,868
289,000	Pacific Gas and Electric Co., 4.55%, 7/01/30	280,555
		591,423
Total Corporate Bonds (Cost $9,212,734)		$9,157,528

(See notes which are an integral part of the Financial Statements)

Semi-Annual Financial Statements and Additional Information | 1

Strategy Shares Gold-Hedged Bond ETF (GOLY) (Continued)	October 31, 2024 (Unaudited)

Principal Amount		Value
Yankee Dollars — 5.6%
Communication Services — 2.8%
$255,000	Orange SA, 9.00%, 3/01/31	$308,628
Financials — 2.8%
272,000	Shell International Finance BV, 6.38%, 12/15/38	302,958
Total Yankee Dollars (Cost $616,308)		$611,586
Total Investments — 89.2% (Cost $9,829,042)		$9,769,114
Other Assets less Liabilities — 10.8%		1,180,969

Net Assets — 100.0%		$10,950,083

*	Portfolio of Investments is presented on a consolidated basis. See Note 2.A. in the Notes to Financial Statements

BV — Besloten Vennootschap (Dutch private limited company)

LLC — Limited Liability Corporation

LP — Limited Partnership

SA — Societe Anonyme (French public limited company))

Total Return Swap Agreements

Pay/Receive	Financing Rate	Description	Counterparty	Payment Frequency	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Receive	Effective Federal Funds Rate(a) + 60 bps	iShares Gold Trust	BNP Paribas SA	Monthly	5/22/25	$10,915,469	$57,978
Receive	Effective Federal Funds Rate(a)	iShares IBoxx $ Investment Grade Corporate Bond	BNP Paribas SA	Monthly	5/22/25	909,762	(6,450)
							$51,528

(a)	The Effective Federal Funds Rate at October 31, 2024 was 4.83%.

The derivative instrument outstanding as of October 31, 2024, as disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on swaps during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

(See notes which are an integral part of the Financial Statements)

2 | Semi-Annual Financial Statements and Additional Information

Strategy Shares Nasdaq 7HANDL™ Index ETF (HNDL)	October 31, 2024 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Value
Exchange-Traded Funds	99.4%
U.S. Treasury Obligation	0.6%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of October 31, 2024, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Value
U.S. Treasury Obligation — 0.6%
5,000,000	U.S. Treasury Bill, 4.25%^, 7/10/25+	$4,855,638
Total U.S. Treasury Obligation (Cost $4,840,232)		$4,855,638

Shares		Value
Exchange-Traded Funds — 96.4%
1,253,682	Alerian MLP ETF	58,296,213
455,490	Dimensional Core Fixed Income ETF	19,103,251
1,185,720	Global X U.S. Preferred ETF	24,259,831
286,308	Invesco NASDAQ 100 ETF	57,012,512
357,162	Invesco Taxable Municipal Bond ETF	9,539,797
33,258	iShares Core S&P 500 ETF	18,998,300
884,952	iShares Core U.S. Aggregate Bond ETF	87,096,976
50,610	iShares MBS ETF	4,698,632
662,268	JPMorgan Equity Premium Income ETF	38,868,509
639,132	Schwab 5-10 Year Corporate Bond ETF	14,329,339
1,913,058	Schwab U.S. REIT ETF	42,737,716
3,428,466	SPDR Portfolio Aggregate Bond ETF	87,048,752
283,416	SPDR Portfolio S&P 500 ETF	18,954,862
426,570	Utilities Select Sector SPDR Fund ETF	34,087,209
248,712	Vanguard Dividend Appreciation ETF	48,297,383
36,150	Vanguard S&P 500 ETF	18,894,521
1,194,396	Vanguard Total Bond Market ETF	87,250,628
1,152,462	WisdomTree U.S. Efficient Core Fund ETF	52,944,104
799,638	Xtrackers USD High Yield Corporate Bond ETF	29,066,841
Total Exchange-Traded Funds (Cost $722,373,192)		$751,485,376
Total Investments — 97.0% (Cost $727,213,424)		$756,341,014
Other Assets less Liabilities — 3.0%		23,084,511

Net Assets — 100.0%		$779,425,525
^	Reflects the effective yield or interest rate in effect at October 31, 2024.
+	This security has been pledged as collateral for amounts owed by the Fund for swap agreements.

ETF — Exchange-Traded Fund

MBS — Mortgage-Backed Security

MLP — Master Limited Partnership

REIT — Real Estate Investment Trust

S&P — Standard and Poor’s

SPDR — Standard and Poor’s Depositary Receipts

USD — United States Dollar

Total Return Swap Agreements

Pay/Receive	Financing Rate	Description	Counterparty	Payment Frequency	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Receive	Effective Federal Funds Rate(a) + 85 bps	Nasdaq 7HANDL™ Index	BNP Paribas SA	Monthly	1/14/25	$214,350,549	$(3,042,126)
Receive	Effective Federal Funds Rate(a) + 75 bps	Nasdaq 7HANDL™ Index	Canadian Imperial Bank of Commerce	Monthly	2/4/25	55,672,277	(867,305)
							$(3,909,431)

(a)	The Effective Federal Funds Rate at October 31, 2024 was 4.83%.

SA — Societe Anonyme (French public limited company)

The derivative instrument outstanding as of October 31, 2024, as disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on swaps during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Financial Statements and Additional Information | 3

Strategy Shares Newfound/ReSolve Robust Momentum ETF (ROMO)	October 31, 2024 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Value
Exchange-Traded Funds	100.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of October 31, 2024, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Value
Exchange-Traded Funds — 99.8%
312	iShares 1-3 Year Treasury Bond ETF	$25,696
260	iShares 7-10 Year Treasury Bond ETF	24,575
7,436	iShares Core MSCI EAFE ETF	548,628
90,844	iShares Core MSCI Emerging Markets ETF	5,052,743
60,528	iShares Core S&P 500 ETF	34,576,016
Total Exchange-Traded Funds (Cost $33,803,416)		$40,227,658
Total Investments — 99.8% (Cost $33,803,416)		$40,227,658
Other Assets less Liabilities — 0.2%		98,342

Net Assets — 100.0%		$40,326,000

ETF — Exchange-Traded Fund

MSCI EAFE — Morgan Stanley Capital International Europe, Australasia and Far East

S&P — Standard and Poor’s

(See notes which are an integral part of the Financial Statements)

4 | Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities	October 31, 2024 (Unaudited)

	Strategy Shares Gold-Hedged Bond ETF (GOLY)(a)	Strategy Shares Nasdaq 7HANDL™ Index ETF (HNDL)	Strategy Shares Newfound/ReSolve Robust Momentum ETF (ROMO)
Assets:
Investments, at value (Cost $9,829,042, $727,213,424 and $33,803,416)	$9,769,114	$756,341,014	$40,227,658
Cash and Cash Equivalents	571,860	27,702,207	132,442
Segregated cash balances for swap agreements with custodian	510,000	—	—
Dividends and interest receivable	103,247	—	—
Unrealized appreciation on swap agreements	57,978	—	—
Prepaid expenses	—	11,792	3,100
Total Assets	11,012,199	784,055,013	40,363,200
Liabilities:
Payable for investments purchased	49,552	—	—
Unrealized depreciation on swap agreements	6,450	3,909,431	—
Accrued expenses:
Advisory	6,114	408,438	10,382
Administration	—	28,425	6,225
Management/Legal administration	—	23,503	2,623
Compliance officer	—	257	41
Custodian	—	4,254	210
Fund accounting	—	19	5
Other	—	255,161	17,714
Total Liabilities	62,116	4,629,488	37,200
Net Assets	$10,950,083	$779,425,525	$40,326,000
Net Assets consist of:
Paid in Capital	$11,499,307	$854,307,380	$36,557,690
Total Distributable Earnings / (Loss)	(549,224)	(74,881,855)	3,768,310
Net Assets	$10,950,083	$779,425,525	$40,326,000

Net Assets:	$10,950,083	$779,425,525	$40,326,000
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	425,000	36,150,000	1,300,000
Net Asset Value (offering and redemption price per share):	$25.76	$21.56	$31.02

(a)	Statement has been consolidated. See Note 2.A. in the Notes to Financial Statements for the basis of consolidation.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Financial Statements and Additional Information | 5

Statements of Operations	For the Periods Indicated

	Strategy Shares Gold-Hedged Bond ETF (GOLY)(a)	Strategy Shares Nasdaq 7HANDL™ Index ETF (HNDL)	Strategy Shares Newfound/ReSolve Robust Momentum ETF (ROMO)
	Six Months Ended October 31, 2024 (Unaudited)	Six Months Ended October 31, 2024 (Unaudited)	Six Months Ended October 31, 2024 (Unaudited)
Investment Income:
Dividend income	$—	$14,671,278	$335,522
Interest income	111,629	343,003	7
Total Investment Income	111,629	15,014,281	335,529
Expenses:
Advisory	22,037	2,458,202	97,808
Administration	—	167,570	34,462
Management/Legal administration	—	124,389	15,123
Fund accounting	—	228	32
Custodian	—	21,685	1,309
Trustee	—	8,521	8,521
Compliance officer	—	15,224	5,335
Legal and audit	—	31,463	10,916
Printing	—	193,132	3,930
Nasdaq licensing	—	204,813	—
Other fees	—	32,575	4,967
Total Expenses before fee reductions	22,037	3,257,802	182,403
Expenses contractually waived or reimbursed by the Advisor	—	—	(32,609)
Total Net Expenses	22,037	3,257,802	149,794
Net Investment Income	89,592	11,756,479	185,735
Realized and Unrealized Gains (Losses):
Net realized gains (losses) from investment transactions	(10,465)	(2,364,534)	286,171
Net realized gains (losses) from in-kind transactions	—	4,842,176	562,673
Net realized gains (losses) from swap agreements	772,377	15,673,835	—
Change in unrealized appreciation/depreciation on investments	(17,061)	51,085,377	3,033,946
Change in unrealized appreciation/depreciation on swap agreements	199,900	1,707,943	—
Net Realized and Unrealized Gains (Losses)	944,751	70,944,797	3,882,790
Change in Net Assets Resulting From Operations	$1,034,343	$82,701,276	$4,068,525

(a)	Statement has been consolidated. See Note 2.A. in the Notes to Financial Statements for the basis of consolidation.

(See notes which are an integral part of the Financial Statements)

6 | Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	Strategy Shares Gold-Hedged Bond ETF (GOLY)(a)		Strategy Shares Nasdaq 7HANDL™ Index ETF (HNDL)
	Six Months Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024	Six Months Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024
From Investment Activities:
Operations:
Net investment income	$89,592	$268,519	$11,756,479	$19,066,548
Net realized gains (losses) from investment and in-kind transactions and swap agreements	761,912	(768,453)	18,151,477	4,483,137
Change in unrealized appreciation/depreciation on investments and swap agreements	182,839	436,598	52,793,320	33,090,189
Change in net assets resulting from operations	1,034,343	(63,336)	82,701,276	56,639,874
Distributions to Shareholders:
Total distributions	(111,544)	(268,519)	(28,452,916)	(47,486,171)
Return of Capital	—	(49,137)	—	(18,548,066)
Change in net assets from distributions	(111,544)	(317,656)	(28,452,916)	(66,034,237)
Capital Transactions:
Proceeds from shares issued	6,788,614	1,410,319	3,727,895	8,146,304
Cost of shares redeemed	—	(12,537,370)	(85,081,041)	(271,663,078)
Change in net assets from capital transactions	6,788,614	(11,127,051)	(81,353,146)	(263,516,774)
Change in net assets	7,711,413	(11,508,043)	(27,104,786)	(272,911,137)
Net Assets:
Beginning of period	3,238,670	14,746,713	806,530,311	1,079,441,448
End of period	$10,950,083	$3,238,670	$779,425,525	$806,530,311
Share Transactions:
Issued	275,000	75,000	175,000	400,000
Redeemed	—	(625,000)	(3,975,000)	(13,475,000)
Change in shares	275,000	(550,000)	(3,800,000)	(13,075,000)

(a)	Statement has been consolidated. See Note 2.A. in the Notes to Financial Statements for the basis of consolidation.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Financial Statements and Additional Information | 7

Statements of Changes in Net Assets (Continued)

	Strategy Shares Newfound/ReSolve Robust Momentum ETF (ROMO)
	Six Months Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024
From Investment Activities:
Operations:
Net investment income	$185,735	$1,034,037
Net realized gains from investment and in-kind transactions	848,844	1,768,977
Change in unrealized appreciation/depreciation on investments	3,033,946	1,229,783
Change in net assets resulting from operations	4,068,525	4,032,797
Distributions to Shareholders:
Total distributions	—	(972,755)
Change in net assets from distributions	—	(972,755)
Capital Transactions:
Proceeds from shares issued	3,038,099	—
Cost of shares redeemed	(3,557,446)	(15,631,083)
Change in net assets from capital transactions	(519,347)	(15,631,083)
Change in net assets	3,549,178	(12,571,041)
Net Assets:
Beginning of period	36,776,822	49,347,863
End of period	$40,326,000	$36,776,822
Share Transactions:
Issued	100,000	—
Redeemed	(125,000)	(600,000)
Change in shares	(25,000)	(600,000)

(See notes which are an integral part of the Financial Statements)

8 | Semi-Annual Financial Statements and Additional Information

Financial Highlights	Strategy Shares

	Net Asset Value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses)	Total from investment activities	Distributions from net investment income	Distributions from Return of Capital	Total distributions	Net Asset Value, end of period	Total return at Net Asset Value(b)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Gross Expenses to Average Net Assets(c)(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(c)	Net Assets at end of period (000’s)	Portfolio turnover(b)(e)
Strategy Shares Gold-Hedged Bond ETF (GOLY)(f)
Six Months ended October 31, 2024 (Unaudited)	$21.59	0.39	4.25	4.64	(0.47)	—	(0.47)	$25.76	21.69%	0.79%	0.79%	3.19%	$10,950	13%
Year Ended April 30, 2024	$21.07	0.55	0.63(g)	1.18	(0.56)	(0.10)	(0.66)	$21.59	5.91%	0.79%	0.79%	2.77%	$3,239	12%
Year Ended April 30, 2023	$21.61	0.51	(0.54)	(0.03)	(0.51)	(0.00)(h)	(0.51)	$21.07	0.09%	0.79%	0.79%	2.61%	$14,747	11%
May 17, 2021(i) through April 30, 2022	$25.00	0.28	(3.22)	(2.94)	(0.33)	—	(0.33)	$21.61	(11.94)%	0.78%	0.78%	1.24%	$15,129	—%

Strategy Shares Nasdaq 7HANDL™ Index ETF (HNDL)
Six Months ended October 31, 2024 (Unaudited)	$20.19	0.31	1.81	2.12	(0.75)	—	(0.75)	$21.56	10.58%	0.80%(j)	0.80%(j)	2.87%	$779,426	11%
Year Ended April 30, 2024	$20.36	0.41	0.84	1.25	(1.02)	(0.40)	(1.42)	$20.19	6.36%	0.79%(j)	0.79%(j)	2.03%	$806,530	53%
Year Ended April 30, 2023	$22.25	0.48	(0.93)	(0.45)	(0.43)(k)	(1.01)(k)	(1.44)	$20.36	(1.83)%	0.78%(j)	0.78%(j)	2.31%	$1,079,441	58%
Year Ended April 30, 2022	$25.24	0.45	(1.68)	(1.23)	(1.69)(l)	(0.07)(l)	(1.76)	$22.25	(5.46)%	0.78%(j)	0.78%(j)	1.81%	$1,487,948	119%
Year Ended April 30, 2021	$23.40	0.45	3.13	3.58	(1.74)	—	(1.74)	$25.24	15.74%	0.95%(j)	0.95%(j)	1.82%	$465,724	68%
Year Ended April 30, 2020	$23.70	0.59	0.79	1.38	(1.40)	(0.28)	(1.68)	$23.40	5.98%	0.95%(j)	1.40%(j)	2.47%	$19,891	83%

Strategy Shares Newfound/ReSolve Robust Momentum ETF (ROMO)
Six Months ended October 31, 2024 (Unaudited)	$27.76	0.14	3.12	3.26	—	—	—	$31.02	11.74%	0.75%(j)	0.91%(j)	0.93%	$40,326	65%
Year Ended April 30, 2024	$25.64	0.66	2.10	2.76	(0.64)	—	(0.64)	$27.76	10.88%	0.75%(j)	0.94%(j)	2.50%	$36,777	245%
Year Ended April 30, 2023	$26.07	0.20	(0.44)	(0.24)	(0.19)	—	(0.19)	$25.64	(0.89)%	0.76%(j)(m)	0.83%(j)	0.78%	$49,348	246%
Year Ended April 30, 2022	$27.30	0.17	(1.23)	(1.06)	(0.17)	—	(0.17)	$26.07	(3.97)%	0.75%(j)	0.82%(j)	0.61%	$50,188	221%
Year Ended April 30, 2021	$21.55	0.21	5.78	5.99	(0.24)	(0.00)(h)	(0.24)	$27.30	27.91%	0.75%(j)	0.90%(j)	0.88%	$42,321	309%
November 1, 2019(i) through April 30, 2020	$25.15	0.11	(3.56)	(3.45)	(0.15)	—	(0.15)	$21.55	(13.82)%	0.75%(j)	1.56%(j)	0.94%	$20,472	145%

(a)	Calculated using the average shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover increases/decreases due to change within the portfolio holdings during the period.
(f)	Statement has been consolidated. See Note 2.A. in the Notes to Financial Statements for the basis of consolidation.
(g)	The amount of net realized and unrealized gain on investments per share does not accord with the amounts in the Statements of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.
(h)	Amount is less than ($0.005).
(i)	Commencement of operations.
(j)	The Fund invests in other funds and indirectly bears its proportionate shares of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(k)	Subsequent to the issuance of the April 30, 2023 financial statements, an additional $0.17 of the distribution was determined to be a return of capital.
(l)	Subsequent to the issuance of the April 30, 2022 financial statements, an additional $0.81 of the distribution was determined to be a return of capital.
(m)	Excluding interest expense, the net expense ratio would have been 0.75%.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Financial Statements and Additional Information | 9

Notes to Financial Statements	October 31, 2024 (Unaudited)

(1) Organization

Strategy Shares (the “Trust”) was organized on September 7, 2010 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. Currently, the Trust offers its Shares in seven separate series. The accompanying Financial Statements relate to the following series: Strategy Shares Gold-Hedged Bond ETF (GOLY) (“Gold-Hedged Bond ETF”), Strategy Shares Nasdaq 7HANDL™ Index ETF (HNDL) (“Nasdaq 7HANDL™ Index ETF”), and Strategy Shares Newfound/ReSolve Robust Momentum ETF (ROMO) (“Newfound/ReSolve Robust Momentum ETF”), (individually referred to as a “Fund,” or collectively as the “Funds”). Nasdaq 7HANDL™ Index ETF and Newfound/ReSolve Robust Momentum ETF are classified as diversified under the 1940 Act, while Gold-Hedged Bond ETF is classified as non-diversified under the 1940 Act. The Funds are passively-managed exchange-traded funds. The investment objective of the Gold-Hedged Bond ETF is to seek investment results that correlate, before fees and expenses, to the performance of the Solactive Gold-Backed Bond Index. The investment objective of the Nasdaq 7HANDL™ Index ETF is to seek investment results that correlate generally, before fees and expenses, to the price and yield performance of the Nasdaq 7HANDL™ Index. The investment objective of the Newfound/ReSolve Robust Momentum ETF is to seek to provide investment returns that correspond, before fees and expenses, to the performance of the Newfound/ReSolve Robust Equity Momentum Index. The Funds’ prospectuses provide a description of each Fund’s investment objectives, policies, and strategies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

The Nasdaq 7HANDL™ Index ETF commenced operations on January 16, 2018, the Newfound/ReSolve Robust Momentum ETF commenced operations on November 1, 2019, and the Gold-Hedged Bond ETF commenced operations on May 17, 2021. Shares of the Nasdaq 7HANDL™ Index ETF are listed and traded on the Nasdaq Stock Market (“Nasdaq”). Shares of the Gold-Hedged Bond ETF and Newfound/ReSolve Robust Momentum ETF are listed and traded on the Cboe BZX Exchange, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). Each Fund issues and redeems Shares on a continuous basis at NAV only in large blocks, currently 25,000 Shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

Under the Trust’s organizational documents, its officers and Board of Trustees (“the Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting

Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services - Investment Companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Basis of Consolidation

The accompanying Consolidated Portfolio of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets, and Consolidated Financial Highlights of the Gold-Hedged Bond ETF include the accounts of its wholly owned subsidiary, SSGBI Fund Limited (the “Subsidiary”). The Subsidiary is organized under the laws of the Cayman Islands, and primarily invests in gold futures contracts and total return swaps as well as cash and cash equivalents such as treasury securities which serve as collateral for the Subsidiary’s investment in gold futures contracts and total return swap investments. The Fund will invest up to 25% of its total assets in its Subsidiary. As of October 31, 2024, the net assets of the Subsidiary was 9.3% of the total net assets of the Fund. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis.

B. Investment in a Subsidiary

By investing in the Subsidiary, the Gold-Hedged Bond ETF is indirectly exposed to the commodities risks associated with the Subsidiary’s investments in commodity-related instruments. There can be no assurance that the Subsidiary’s investments will contribute to the Gold-Hedged Bond ETF’s returns. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. The Board, however, has oversight responsibility for the investment activities of the Gold-Hedged Bond ETF, including its investment in its Subsidiary, and the Gold-Hedged Bond ETF’s role as the sole shareholder of the Subsidiary. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Gold-Hedged Bond ETF and/or the Subsidiary to operate as described in the prospectus and could adversely affect the Gold-Hedged Bond ETF, such as by reducing the Gold-Hedged Bond ETF’s investment returns. The financial statements of the Subsidiary have been consolidated with the Gold-Hedged Bond ETF’s financial statements in this report.

C. Investment Valuations

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures approved by the Trust’s Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined in accordance with procedures approved by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

10 | Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (Continued)

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Quoted prices in active markets for identical assets.

●	Level 2 – Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Significant unobservable pricing inputs at the measurement date (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Equity securities (including foreign equity securities) traded on a securities exchange are valued at the last reported sales price on the principal exchange, except that equity securities traded on Nasdaq are valued at the Nasdaq official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at the mean of the quoted bid and asked prices. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a price supplied by a security pricing service. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Swaps are generally valued at the last quoted sales price of the swap (if exchange-listed) or of the underlying security (if such security is exchange-listed), or in the absence of a sale, fair valued at the mean between the current bid and ask prices, and are typically categorized as Level 2 in the fair value hierarchy. Other types of swaps may be fair valued by a pricing agent covering the specific type of swap.

The following table provides the fair value measurement as of October 31, 2024.

Fund	Level 1	Level 2	Total Investments
Gold-Backed Bond ETF
Corporate Bonds	$—	$9,157,528	$9,157,528
Yankee Dollars	—	611,586	611,586
Other Financial Instruments(1)
Total Return Swap Agreements	—	51,528	51,528
Total Investments	$—	$9,820,642	$9,820,642
Nasdaq 7HANDL™ Index ETF
U.S. Treasury Obligation	$—	4,855,638	$4,855,638
Exchange-Traded Funds	751,485,376	—	751,485,376
Other Financial Instruments(1)
Total Return Swap Agreements	—	(3,909,431)	(3,909,431)
Total Investments	$751,485,376	$946,207	$752,431,583
Newfound/ReSolve Robust Momentum ETF
Exchange-Traded Funds	$40,227,658	$—	$40,227,658
Total Investments	$40,227,658	$—	$40,227,658

(1)	Other Financial Instruments are derivative instruments not reflected in the total investments, such as swap agreements, which are reflected at fair value.

For the period ended October 31, 2024, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

D. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective interest method. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

E. Cash and Cash Equivalents

Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

F. Derivative Instruments

Swap Agreements: The Funds may enter into swap agreements (“swaps”) in an attempt to obtain a particular desired return at a lower cost to the Fund than if it had been invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. A Fund’s obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

Total Return Swaps: The Funds may enter into total return swaps to gain or mitigate exposure to the underlying securities or indices. In “long” total return swaps, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swaps would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Fund will agree to pay to the counterparty an amount equal to a fixed or floating rate of interest on the notional amount of the swaps plus the amount, if any, by which the notional amount would have decreased in value had it

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Notes to Financial Statements (Continued)

been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Total return swaps do not involve the delivery of securities or other underlying instruments. Until a total return swap is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Fund on the notional amount is recorded as “unrealized appreciation or depreciation on swap agreements” and, when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements.” A Fund may enter into total return swaps that provide the opposite return of its benchmark index or security (“short” the index or security). Its operations are similar to those swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swaps plus, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted against any unrealized appreciation or depreciation to determine the value of the swaps.

The primary risks associated with the use of swaps are an imperfect correlation between the prices of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform under the agreement. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The Fund will bear the counterparty risk (i.e., the risk of loss of the net amount), if any, expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. As of October 31, 2024, the Gold-Hedged Bond ETF and the Nasdaq 7HANDL™ Index ETF invested in total return swaps. The unrealized appreciation/(depreciation) as of October 31, 2024 is disclosed in the Total Return Swap Agreement tables found earlier in this report.

Summary of Derivative Instruments

The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of October 31, 2024.

	Assets	Liabilities
Fund	Unrealized Appreciation on Swap Agreements	Unrealized Depreciation on Swap Agreements
Commodity Risk Exposure:
Gold-Hedged Bond ETF	$57,978	$—
Interest Rate Risk Exposure:
Gold-Hedged Bond ETF	—	(6,450)
Equity Risk Exposure:
Nasdaq 7HANDL™ Index ETF	—	(3,909,431)

The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the period ended October 31, 2024.

Fund	Net Realized Gains (Losses) from Swap Agreements Recognized as a Result from Operations	Change in Unrealized Appreciation/Depreciation on Swaps Recognized from Operations
Commodity Risk Exposure:
Gold-Hedged Bond ETF	$739,283	$204,837
Interest Rate Risk Exposure:
Gold-Hedged Bond ETF	33,094	(4,937)
Equity Risk Exposure:
Nasdaq 7HANDL™ Index ETF	15,673,835	1,707,943

Asset (Liability) amounts shown in the table below represent amounts owed to (by) the Funds for swap agreements as of October 31, 2024. These amounts may be collateralized by cash or financial instruments, segregated for the benefit of the Funds or the counterparties, depending on whether the related swap agreements are in an appreciated or depreciated position at period end. Amounts shown in the column labeled “Net Amount” represent the un-collateralized portions of these amounts at period end.

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged	Cash Collateral (Received) Pledged	Net Amount
Gold-Hedged Bond ETF
Swap Agreements - BNP Paribas SA	$57,978	$—	$—	$57,978
Swap Agreements - BNP Paribas SA	(6,450)	—	6,450	—
Nasdaq 7HANDL™ Index ETF
Swap Agreements - BNP Paribas SA	(3,042,126)	1,553,804	—	(1,488,322)
Swap Agreements - Canadian Imperial Bank of Commerce	(867,305)	—	—	(867,305)

*	The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

G. Dividends and Distributions to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. For the Gold-Hedged Bond ETF and the Nasdaq 7HANDL™ Index ETF, dividends from net investment income, if any, are declared and paid monthly. For the Newfound/ReSolve Robust Momentum ETF, dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments, differing treatment of income relating to swap agreements), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to wash sales and differing treatment on certain investments. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as a distribution of capital.

The Funds may own shares of real estate investments trusts (“REITs”), which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the individual REIT.

12 | Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (Continued)

H. Allocation of Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all series of the Trust in relation to the net assets of each series or on another reasonable basis. The Trust may share expenses with Mutual Fund and Variable Insurance Trust, an open-end management investment company managed by Rational Advisors, Inc. Those expenses that are shared are allocated proportionally among each of the trusts or on another reasonable basis.

(3) Investment Advisory and Other Contractual Services

A. Investment Advisory Fees

Rational Advisors, Inc. (the “Advisor”) is the investment advisor of the Funds. The Advisor is under common control with Catalyst Capital Advisors LLC and AlphaCentric Advisors LLC, the investment advisors of other funds in the same group of investment companies also known as a “fund complex.” The Nasdaq 7HANDL™ Index ETF and the Newfound/ReSolve Robust Momentum ETF pay 0.60% and 0.49%, respectively, of each Fund’s average daily net assets, computed daily and paid monthly, for the advisory services it receives from the Advisor.

The Gold-Hedged Bond ETF pays 0.79% of the Fund’s average daily net assets, computed daily and paid monthly, for services it receives from the Advisor. This fee is structured as a “Unified Fee,” pursuant to which the Advisor is obligated to pay or arrange for the payment of substantially all expenses of the Fund (including, without limitation, transfer agent fees, administrative fees and expenses, custodian fees, legal fees, accounting fees, any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares, expenses of registering or qualifying shares for sale, transfer taxes, all expenses of preparing the Trust’s registration statements and prospectuses for the Fund, and the cost of printing and delivering to shareholders prospectuses and reports), except the Fund’s Advisory fee; taxes; brokerage commissions and trading costs; interest (including borrowing costs and overdraft charges); short sale dividends and interest expenses; acquired fund fees and expenses; and non-routine or extraordinary expenses of the Fund (such as litigation or reorganizational costs), each of which is paid by the Fund. The Advisor’s Unified Fee is designed to cause substantially all of the Fund’s expenses to be paid and to compensate the Advisor for providing services for the Fund.

The Advisor has contractually agreed to waive all or a portion of its Advisory fee and/or reimburse certain operating expenses of the Nasdaq 7HANDL™ Index ETF and the Newfound/ReSolve Robust Momentum ETF (exclusive of acquired fund fees and expenses; brokerage commissions and trading costs; interest (including borrowing costs and overdraft charges), taxes, short sale dividends and interest expenses, and non-routine or extraordinary expenses (such as litigation or reorganizational costs)) in order to limit total annual fund operating expenses after fee waivers and expense reimbursement to 0.80% and 0.75%, respectively, of the Fund’s average annual daily net assets (“Expense Cap”). The Expense Cap will remain in effect until at least August 31, 2025 for the Nasdaq 7HANDL™ Index ETF and the Newfound/ReSolve Robust Momentum ETF. The Expense Cap may be terminated earlier only upon the approval of the Board. The Advisor may recoup Advisory fees that it waived or Fund expenses that it paid under this agreement for a period of three years after the fees were waived or expenses paid, if the recoupment can be achieved without causing the expense ratio (after the recoupment is taken into account) to exceed the lesser of (i) the expense limit in effect at the time the fees were waived or expenses paid, or (ii) the expense limit in place at the time of recoupment.

As of October 31, 2024, the Advisor may recoup amounts from the Funds as follows:

Fund	Expires 4/30/25	Expires 4/30/26	Expires 4/30/27	Expires 4/30/28	Total
Newfound/ReSolve
Robust Momentum ETF	$31,186	$38,417	$79,546	$32,609	$181,758

B. Administration, Transfer Agent, Accounting, and Management/Legal administration Fees

Citi Fund Services Ohio, Inc. (“Citi”) provides financial administration, transfer agency and portfolio accounting services to the Trust. Citi performs certain services on behalf of the Trust including but not limited to: (1) preparing and filing the Trust’s periodic financial reports on forms prescribed by the Securities and Exchange Commission (“SEC”); (2) calculating Fund expenses and making required disbursements; (3) calculating Fund performance data; and (4) providing certain portfolio compliance support services. As transfer agent, Citi issues shares of a Fund in Creation Units to fill purchase orders for Fund shares, maintains records of the issuance and redemption of each Fund’s shares, and acts as each Fund’s dividend disbursing agent. As portfolio accountant, Citi maintains certain financial records of the Trust and provides accounting services to each Fund which include the daily calculation of each Fund’s NAV. Citi also performs certain other services on behalf of the Trust including providing financial information for the Trust’s federal and state tax returns and financial reports required to be filed with the SEC.

MFund Services LLC (“MFund”), an affiliate of the Advisor, provides the Funds with management and legal administrative services. For these services, each Fund pays MFund a fee accrued daily and paid monthly based on a percentage of each Fund’s average net assets, subject to a minimum annual fee. The fees are as follows:

– 0.030% of the aggregate net assets from $0 to $1 billion; and

– 0.020% of the aggregate net assets from $1 billion and above

The asset-based fees are subject to an annual minimum of $30,000 per Fund. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties. These fees, and their related amounts payable to MFund, are shown on the Statement of Operations and on the Statement of Assets and Liabilities, respectively, as “Management/Legal administration.”

Administration, Transfer Agent, Accounting, and Management/Legal administration Fees (as well as substantially all other expenses) for the Gold-Hedged Bond ETF are paid by the Advisor from the amounts received from the Unified Fee, as detailed previously.

C. Distribution and Shareholder Services Fees

Foreside Fund Services, LLC (the “Distributor”) is the principal underwriter and distributor of each Fund’s Shares. The Distributor is compensated by the Advisor in accordance with a Distribution Services Agreement between the Advisor and the Distributor. The Trust has adopted but has yet to implement a Rule 12b- 1 Distribution Plan (the “Plan”). The Plan is designed to compensate or reimburse financial intermediaries (including the Distributor, the Advisor, and their affiliates) for activities principally intended to result in the sale of Fund shares, such as advertising and marketing of shares (including printing and disseminating prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing

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Notes to Financial Statements (Continued)

incentives to financial intermediaries to sell shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. In accordance with the Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Funds. Pursuant to the Plan, the Funds may pay a 12b -1 fee not to exceed 0.25% per year of each Fund’s average daily net assets. No 12b-1 fee is currently paid by the Funds and the Board has not approved any payments under the Plan.

D. Custodian Fees

Citibank, N.A. (the “Custodian”), an affiliate of Citi, serves as custodian for each Fund and safeguards and holds each Fund’s cash and securities, settles each Fund’s securities transactions, and collects income on Fund investments. The Custodian receives fees based on the level of each Fund’s average daily net assets for the period plus out-of-pocket expenses. The Custodian’s fees for the Gold-Hedged Bond ETF are paid by the Advisor from the amounts received from the Unified Fee, as detailed previously.

E. Compliance Services

Pursuant to a Compliance Services Agreement, MFund, an affiliate of the Advisor, provides chief compliance officer services to the Funds. For these services, the Funds in this report pay MFund an aggregate monthly fee, calculated as follows: $1,200 per month for the first fund in the fund family and $400 per month for each additional fund in this report; $400 per month for each adviser and sub-adviser; and 0.0025%, on an annualized basis, of the assets of each Fund in this report. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Compliance Services Agreement. These fees are shown on the Statement of Operations as “Compliance officer.” Compliance Services fees for the Gold-Hedged Bond ETF, including the Fund’s share of any reimbursement for out-of-pocket expenses incurred, are paid by the Advisor from the amounts received from the Unified Fee, as detailed previously.

(4) Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended October 31, 2024 were as follows:

Fund	Purchases	Sales
Gold-Hedged Bond ETF	$8,312,336	$750,322
Nasdaq 7HANDL™ Index ETF	91,435,062	88,063,938
Newfound/ReSolve Robust Momentum ETF	25,972,270	25,793,880

Purchases and sales of in-kind transactions for the period ended October 31, 2024 were as follows:

Fund	Purchases	Sales
Gold-Hedged Bond ETF	$—	$—
Nasdaq 7HANDL™ Index ETF	3,561,752	80,907,617
Newfound/ReSolve Robust Momentum ETF	3,031,304	3,550,214

(5) Capital Share Transactions

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The standard charge and maximum transaction fee for each Fund are $250 and $1,000, respectively.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind subscriptions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities payable related to in-kind transactions” on the Statements of Assets and Liabilities.

During the fiscal year ended October 31, 2024, the Funds received securities in exchange for subscriptions of capital shares (subscriptions-in-kind) and distributed securities in exchange for redemptions (redemptions-in-kind) as follows:

Fund	Fair Value of Subscriptions-in-Kind	Fair Value of Redemptions-in-Kind
Gold-Hedged Bond ETF	$—	$—
Nasdaq 7HANDL™ Index ETF	3,561,752	80,907,617
Newfound/ReSolve Robust Momentum ETF	3,031,304	3,550,214

(6) Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years plus the interim tax period since then for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period ended October 31, 2024, the Funds did not incur any interest or penalties. The tax year end for the Nasdaq 7HANDL™ Index ETF is December 31 and the tax year end for the Gold-Hedged Bond ETF and Newfound/ReSolve Robust Momentum ETF is April 30.

14 | Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (Continued)

As of the most recent tax year end, the tax cost of securities and the breakdown of unrealized appreciation/depreciation for each Fund were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
December 31
Nasdaq 7HANDL™ Index ETF	$925,633,087	$30,055,383	$(54,819,212)	$(24,763,829)
April 30
Gold-Hedged Bond ETF	2,274,413	456	(62,922)	(62,466)
Newfound/ReSolve Robust Momentum ETF	33,552,656	3,391,221	(258,489)	3,132,732

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to basis adjustments for wash sales and mark-to-market on swap agreements.

The tax character of distributions paid during the most recent tax year end were as follows:

	Distributions paid from
Fund	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
December 31
Nasdaq 7HANDL™ Index ETF	$42,516,395	$—	$42,516,395	$29,124,613	$71,641,008
April 30
Gold-Hedged Bond ETF	268,519	—	268,519	49,137	317,656
Newfound/ReSolve Robust Momentum ETF	972,755	—	972,755	—	972,755

As of the most recent tax year end, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Distributed Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Distributed Earnings/(Loss)
December 31
Nasdaq 7HANDL™ Index ETF	$—	$—	$—	$(78,836,481)	$(24,763,829)	$(103,600,310)
April 30
Gold-Hedged Bond ETF	—	—	—	(1,261,185)	(210,838)	(1,472,023)
Newfound/ReSolve Robust Momentum ETF	44,341	—	44,341	(3,477,288)	3,132,732	(300,215)

Permanent Tax Differences:

As of the most recent tax year end, the following reclassifications relating primarily to redemptions in-kind, Controlled Foreign Corporations, Taxable over-distributions, Return of Capital, and Net Operating Losses have been made to increase (decrease) such accounts with offsetting adjustments as indicated.

Fund	Total Distributable Earnings/(Loss)	Paid in Capital
December 31
Nasdaq 7HANDL™ Index ETF	$6,917,306	$(6,917,306)
April 30
Gold-Hedged Bond ETF	(93,107)	93,107
Newfound/ReSolve Robust Momentum ETF	(944,948)	944,948

Temporary tax differences (e.g. wash sales) do not require a reclassification.

As of the most recent tax year end, Newfound/ReSolve Robust Momentum ETF utilized capital loss carryforwards (“CLCF”) of $456,177 to offset capital gains. The Funds have a net CLCF as summarized in the table below. This CLCF is not subject to expiration:

Fund	Short-Term Amount	Long-Term Amount	Total
December 31
Nasdaq 7HANDL™ Index ETF	$50,762,321	$28,074,160	$78,836,481
April 30
Gold-Hedged Bond ETF	277,932	983,253	1,261,185
Newfound/ReSolve Robust Momentum ETF	3,097,415	379,873	3,477,288

Semi-Annual Financial Statements and Additional Information | 15

Notes to Financial Statements (Continued)

(7) Underlying Fund Investments

The ETFs in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the ETFs and may be higher than other funds that invest directly in stocks and bonds. Each of the ETFs is subject to its own specific risks.

As of October 31, 2024, the following underlying Funds comprised 25% or more of the net assets of the Newfound/ReSolve Robust Momentum ETF: 85.74 % of the Newfound/ReSolve Robust Momentum ETF’s net assets were invested in the iShares Core S&P 500 ETF. The financial statements of the iShares Core S&P 500 ETF including the Fund’s portfolio of investments, can be found at the SEC’s website www.sec.gov and should be read in conjunction with the Newfound/Resolve Robust Momentum ETF’s financial statements.

(8) Subsequent Events

Effective on or about January 5, 2025, Strategy Shares Gold-Hedged Bond ETF’s investment objective will change to the following: “The Fund’s investment objective is to seek income and long-term capital appreciation.” Additionally, effective on or about January 5, 2025, the Fund’s name will change to Strategy Shares Gold Enhanced Yield ETF. The changes are due to planned updates to the Fund’s investment strategy.

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of October 31, 2024.

16 | Semi-Annual Financial Statements and Additional Information

Form N-CSR – Items 8-11 (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

During the period covered by the report, the Strategy Shares Nasdaq 7HANDL™ Index ETF and the Strategy Shares Newfound/ReSolve Robust Momentum ETF each paid $8,467 to the Independent Trustees for services to the Funds.

Because the Advisor has agreed in the Management Agreement to cover all operating expenses of the Strategy Shares Gold-Hedged Bond ETF, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee for services to the Strategy Shares Gold-Hedged Bond ETF from the Advisor’s investment advisory fees.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable.

Semi-Annual Financial Statements and Additional Information | 17

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12 -month period ended June 30, is available without charge and upon request by calling 1-855-HSS-ETFS or 1-855-477-3837 or at www.strategysharesetfs.com. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on Form N-PORT. These filings are available on the SEC’s website at www.sec.gov. You may also access this information at www.strategysharesetfs.com by selecting Form N-PORT.

Rational Advisors, Inc. is the investment advisor of the Funds. Rational Advisors, Inc. maintains corporate records of the Funds. Foreside Fund Services, LLC is the principal underwriter and distributor of each Fund’s shares.

Exchange-traded funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in exchange-traded funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

Strategy Shares	Strategy Shares	Strategy Shares
Gold-Hedged Bond ETF	Nasdaq 7HANDL™ Index ETF	Newfound/ReSolve Robust Momentum ETF
(GOLY)	(HNDL)	(ROMO)

Cusip 86280R878	Cusip 86280R506	Cusip 86280R886

Strategy Shares Shareholder Services: 1-855-477-3837

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

See Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

See Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to these procedures.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable to this semi-annual report.

(a)(2)	Not applicable.

(a)(3)	Section 302 Certifications are attached.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Strategy Shares

By (Signature and Title)	/s/ Michael Schoonover
Michael Schoonover, Chief Executive Officer

Date	12/23/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Schoonover
Michael Schoonover, Chief Executive Officer

Date	12/23/2024

By (Signature and Title)	/s/ James Szilagyi
James Szilagyi, Treasurer

Date	12/23/2024